Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net sales	$ 2,141,518	$ 2,251,657	$ 1,870,346
Cost of sales:
Cost of sales	696,472	733,719	574,467
Acquisition-related intangible amortization	60,483	67,118	63,164
Total cost of sales	756,955	800,837	637,631
Gross profit	1,384,563	1,450,820	1,232,715
Operating expenses:
Research and development	189,859	189,964	149,072
Sales and marketing	474,220	456,392	413,684
General and administrative	129,725	128,076	111,678
Acquisition-related intangible amortization	14,531	18,542	20,811
Restructuring, acquisition, integration and other, net	44,768	27,762	151,039
Total operating expenses	853,103	820,736	846,284
Income from operations	531,460	630,084	386,431
Other income (expense):
Interest income	32,757	9,555	10,032
Interest expense	(58,357)	(54,477)	(71,317)
Other income, net	6,741	40,671	114,326
Total other (expense) income, net	(18,859)	(4,251)	53,041
Income before income tax expense	512,601	625,833	439,472
Income tax expense	89,390	113,234	80,284
Net income	$ 423,211	$ 512,599	$ 359,188
Basic earnings per common share (in USD per share)	$ 1.86	$ 2.25	$ 1.57
Diluted earnings per common share (in USD per share)	$ 1.84	$ 2.21	$ 1.53
Weighted-average common shares outstanding:
Basic (in shares)	227,577	227,983	228,427
Diluted (in shares)	230,136	232,034	234,214